Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Summary of Group Capital Management

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Interest-bearing loans and borrowings (Note 23)	47,539	60,000
Lease liabilities (Note 24)	3,279	17,490
Trade payables (Note 21)	30,514	27,310
Other payables and accruals (Note 25)	58,178	67,121
Amount due to a related party (Note 26)	—	7,177
Amount due to a shareholder (Note 26)	325	325
Cash and cash equivalents (Note 19)	(59,045)	(25,719)

Net debt	80,790	153,704

Equity attributable to equity holders of the parent	936,638	656,101

Total equity attributable to equity holders of the parent and net debt	1,017,428	809,805

Gearing ratio	8%	19%